Note 9 - Capitalized Software Development (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Capitalized Computer Software, Amortization	$ 153,283	$ 166,176	$ 494,285	$ 437,199	$ 614,130	$ 709,615
Capitalized Computer Software, Impairments					$ 320,311	$ 256,310